Huber Select Large Cap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Aerospace & Defense - 2.1%
Northrop Grumman Corp.	11,593	$5,614,722

Automotive - 1.2%
Goodyear Tire & Rubber Co. (a)	274,789	3,215,031

Banking - 17.5%
Bank of America Corp.	257,546	10,381,679
Citigroup, Inc.	196,268	12,733,868
First Citizens BancShares, Inc. - Class A	1,800	3,757,842
First Horizon Corp.	397,126	6,643,918
JPMorgan Chase & Co.	18,233	3,879,983
Regions Financial Corp.	180,500	4,037,785
Truist Financial Corp.	114,700	5,125,943
		46,561,018

Beverages - 0.8%
Anheuser-Busch InBev SA/NV - ADR	37,900	2,255,050

Biotech & Pharmaceuticals - 8.9%
Eli Lilly & Co.	20,437	16,436,866
Merck & Co., Inc.	14,193	1,605,654
Pfizer, Inc.	179,530	5,482,846
		23,525,366

Chemicals - 2.5%
Innospec, Inc.	17,352	2,275,541
Olin Corp.	95,279	4,345,675
		6,621,216

Consumer Services - 8.1%
Upbound Group Inc.	566,717	21,382,232

Cosmetics/Personal Care - 1.0%
Kenvue, Inc.	143,400	2,651,466

Electric Utilities - 0.5%
Constellation Energy Corp.	6,977	1,324,235

Electrical Equipment - 0.2%
TE Connectivity Ltd.	3,357	518,086

Entertainment Content - 0.6%
Lions Gate Entertainment Corp. - Class B (a)	180,000	1,483,200

Food - 0.3%
Tyson Foods, Inc. - Class A	11,458	697,792

Health Care Facilities & Services - 1.1%
Select Medical Holdings Corp.	70,796	2,814,849

Home Construction - 0.3%
Lennar Corp. - Class B	5,560	917,178

Industrial Support Services - 2.0%
United Rentals, Inc.	6,900	5,223,990

Insurance - 1.3%
CNO Financial Group, Inc.	100,821	3,514,620

Internet Media & Services - 2.4%
Lyft, Inc. - Class A (a)	530,000	6,386,500

Oil & Gas Producers - 14.7%
BP PLC - ADR	329,200	11,650,388
Cheniere Energy, Inc.	26,400	4,821,696
Devon Energy Corp.	38,000	1,787,140
Golar LNG Ltd.	134,700	4,701,030
New Fortress Energy, Inc.	268,623	5,302,618
Shell PLC - ADR	146,500	10,726,730
		38,989,602

Retail - Discretionary - 0.7%
Home Depot, Inc.	5,398	1,987,328

Software - 6.4%
Microsoft Corp.	27,928	11,683,679
Oracle Corp.	38,300	5,340,935
		17,024,614

Specialty Finance - 2.0%
Enova International, Inc. (a)	60,709	5,249,507

Technology Hardware - 0.1%
Hewlett Packard Enterprise Co.	16,471	327,938

Technology Services - 9.3%
KBR, Inc.	209,477	13,949,073
Mastercard, Inc. - Class A	14,859	6,890,267
Science Applications International Corp.	30,832	3,835,501
		24,674,841

Telecommunications - 3.6%
AT&T, Inc.	501,380	9,651,565

Tobacco & Cannabis - 2.0%
Philip Morris International, Inc.	47,259	5,442,346

Transportation & Logistics - 3.0%
FedEx Corp.	26,400	7,979,400

Transportation Equipment - 2.6%
General Motors Co.	155,300	6,882,896
TOTAL COMMON STOCKS (Cost $171,479,197)		252,916,588

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X, 5.22% (b)	6,336,932	6,336,932
First American Treasury Obligations Fund - Class X, 5.18% (b)	6,336,932	6,336,932
TOTAL SHORT-TERM INVESTMENTS (Cost $12,673,864)		12,673,864

TOTAL INVESTMENTS - 100.0% (Cost $184,153,061)		265,590,452
Liabilities in Excess of Other Assets - (0.0)% (c)		(108,357)
TOTAL NET ASSETS - 100.0%		$265,482,095

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Huber Select Large Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$252,916,588	$–	$–	$252,916,588
Money Market Funds	12,673,864	–	–	12,673,864
Total Investments	$265,590,452	$–	$–	$265,590,452

Refer to the Schedule of Investments for further disaggregation of investment categories.